1
The Gabelli Global Rising Income and Dividend Fund
Schedule of Investments — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 98 .0%
Aerospace and Defense — 1 .4%
5,000 Aerojet Rocketdyne Holdings Inc. .............. $ 217,750
1,600 L3Harris Technologies Inc. ....................... 352,384
6,000 Ultra Electronics Holdings plc ................... 261,611
831,745
Automotive — 1 .0%
12,000 Traton SE ................................................. 308,584
1,000 Volkswagen AG ........................................ 310,438
619,022
Automotive: Parts and Accessories — 1 .9%
18,000 Dana Inc. ................................................. 400,320
2,000 Genuine Parts Co. ..................................... 242,460
500 Linamar Corp. .......................................... 25,963
32,000 Uni-Select Inc. † ........................................ 448,192
1,000 Veoneer Inc. † ........................................... 34,060
1,150,995
Broadcasting — 1 .4%
21,000 Sinclair Broadcast Group Inc. , Cl. A ........... 665,280
4,000 ViacomCBS Inc. , Cl. A .............................. 168,280
833,560
Building and Construction — 4 .2%
333 Arcosa Inc. ............................................... 16,707
500 Chofu Seisakusho Co. Ltd. ........................ 9,470
16,000 GCP Applied Technologies Inc. † ................ 350,720
9,500 Herc Holdings Inc. † .................................. 1,552,870
6,000 Johnson Controls International plc ............ 408,480
1,800 Lennar Corp. , Cl. B ................................... 139,662
200 Sika AG .................................................... 63,694
2,541,603
Business Services — 1 .4%
17,000 JCDecaux SA † .......................................... 451,733
11,500 Matthews International Corp. , Cl. A ........... 398,935
850,668
Cable and Satellite — 2 .4%
514 DISH Network Corp. , Cl. A † ...................... 22,339
800 EchoStar Corp. , Cl. A † .............................. 20,408
6,000 Liberty Global plc , Cl. A † .......................... 178,800
6,000 Liberty Global plc , Cl. C † .......................... 176,760
12,000 Liberty Latin America Ltd. , Cl. A † .............. 156,960
595 Liberty Latin America Ltd. , Cl. C † .............. 7,806
19,000 Rogers Communications Inc. , Cl. B ........... 886,160
1,449,233
Computer Software and Services — 0 .8%
1,777 AVEVA Group plc ...................................... 86,196
28,000 Hewlett Packard Enterprise Co. ................. 399,000
485,196
Consumer Products — 7 .5%
3,500 Energizer Holdings Inc. ............................. 136,675
Shares
Market
Value
21,000 Essity AB , Cl. A ......................................... $ 650,073
10,000 Hunter Douglas NV † ................................. 1,135,183
2,000 L'Oreal SA ................................................ 826,714
2,000 Salvatore Ferragamo SpA † ....................... 41,006
12,000 Scandinavian Tobacco Group A/S .............. 237,196
300 Spectrum Brands Holdings Inc. ................ 28,701
4,500 Svenska Cellulosa AB SCA , Cl. A ............... 70,113
100,000 Swedish Match AB ................................... 875,674
6,200 Terminix Global Holdings Inc. † ................. 258,354
7,000 Unicharm Corp. ........................................ 311,272
4,570,961
Consumer Services — 1 .5%
11,500 Ashtead Group plc .................................... 874,854
200 Boyd Group Services Inc. ......................... 37,099
911,953
Diversified Industrial — 7 .1%
600 Aker ASA , Cl. A ......................................... 47,496
11,571 Ampco-Pittsburgh Corp. † ......................... 54,384
9,000 Ardagh Group SA ..................................... 229,410
10,000 Bouygues SA ............................................ 415,848
1,200 Crane Co. ................................................. 113,772
16,000 EnPro Industries Inc. ................................ 1,393,920
3,000 Hyster-Yale Materials Handling Inc. ........... 150,780
10,000 Jardine Matheson Holdings Ltd. ................ 530,400
3,500 Macquarie Infrastructure Holdings LLC ..... 141,960
14,500 Myers Industries Inc. ................................ 283,765
11,000 Nilfisk Holding A/S † ................................. 352,959
1,000 Park-Ohio Holdings Corp. ......................... 25,520
1,400 Sulzer AG ................................................. 133,999
5,000 Textron Inc. .............................................. 349,050
3,000 Trinity Industries Inc. ................................ 81,510
4,304,773
Electronics — 9 .3%
26,000 Sony Group Corp. ..................................... 2,909,655
25,000 Sony Group Corp. , ADR ............................ 2,764,500
5,674,155
Energy and Energy Services — 1 .5%
4,000 BP plc , ADR ............................................. 109,320
12,000 Landis+Gyr Group AG ............................... 777,724
887,044
Energy and Utilities — 3 .8%
7,500 Cameco Corp. .......................................... 162,975
600 Cheniere Energy Inc. † ............................... 58,602
7,000 National Fuel Gas Co. ................................ 367,640
14,000 National Grid plc , ADR .............................. 834,820
11,000 Royal Dutch Shell plc , Cl. B ....................... 244,494
18,000 Severn Trent plc ....................................... 631,553
2,300,084
Entertainment — 2 .7%
9,000 Discovery Inc. , Cl. A † ............................... 228,420

The Gabelli Global Rising Income and Dividend Fund
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Entertainment (Continued)
36,000 Grupo Televisa SAB , ADR ......................... $ 395,280
13,000 International Game Technology plc † .......... 342,160
120,000 ITV plc † ................................................... 172,359
30,000 Tencent Music Entertainment Group , ADR † 217,500
3,000 Universal Music Group NV † ...................... 80,326
15,000 Vivendi SE ................................................ 189,477
1,625,522
Equipment and Supplies — 1 .3%
4,500 Graco Inc. ................................................ 314,865
12,000 Mueller Industries Inc. .............................. 493,200
808,065
Financial Services — 10 .6%
1,000 American Express Co. ............................... 167,530
2,700 American International Group Inc. ............. 148,203
3,000 Bank of America Corp. .............................. 127,350
3 Berkshire Hathaway Inc. , Cl. A † ................ 1,234,137
6,000 Citigroup Inc. ........................................... 421,080
3,200 Comerica Inc. ........................................... 257,600
8,000 Deutsche Bank AG † .................................. 101,600
5,000 EXOR NV ................................................. 422,334
27,000 FinecoBank Banca Fineco SpA † ................. 490,086
85,000 GAM Holding AG † .................................... 155,051
1,600 Julius Baer Group Ltd. .............................. 106,993
15,800 Kinnevik AB , Cl. A † ................................... 620,854
4,600 Morgan Stanley ........................................ 447,626
35,000 Resona Holdings Inc. ............................... 141,139
2,500 State Street Corp. ..................................... 211,800
1,000 T. Rowe Price Group Inc. .......................... 196,700
10,000 The Bank of New York Mellon Corp. .......... 518,400
1,500 The PNC Financial Services Group Inc. ...... 293,460
7,000 UBS Group AG ......................................... 111,580
5,000 Wells Fargo & Co. .................................... 232,050
6,405,573
Food and Beverage — 18 .3%
5,000 Campbell Soup Co. ................................... 209,050
7,500 Chr. Hansen Holding A/S ........................... 612,617
7,500 Danone SA ............................................... 513,004
45,000 Davide Campari-Milano NV ....................... 634,892
6,000 Diageo plc , ADR ....................................... 1,158,000
4,500 Fomento Economico Mexicano SAB de CV ,
ADR ..................................................... 390,240
2,000 Heineken NV ............................................ 208,966
2,500 Kellogg Co. .............................................. 159,800
4,000 Kerry Group plc , Cl. A ............................... 536,779
10,600 Kikkoman Corp. ........................................ 865,753
9,000 Maple Leaf Foods Inc., Toronto ................. 182,899
3,000 McCormick & Co. Inc. .............................. 247,140
3,000 McCormick & Co. Inc., Non-Voting ........... 243,090
14,000 Nestlé SA ................................................. 1,693,009
Shares
Market
Value
3,500 Pernod Ricard SA ..................................... $ 773,141
12,100 Remy Cointreau SA .................................. 2,347,686
6,000 The Kraft Heinz Co. ................................... 220,920
1,500 Yakult Honsha Co. Ltd. ............................. 76,284
300,000 Yashili International Holdings Ltd. † ........... 21,196
11,094,466
Health Care — 3 .8%
20,000 Achaogen Inc. † (a) .................................... 0
4,000 Bristol-Myers Squibb Co. .......................... 236,680
10,000 Clovis Oncology Inc. † ............................... 44,600
7,000 Cutera Inc. † ............................................. 326,200
1,000 GlaxoSmithKline plc , ADR ......................... 38,210
600 Hill-Rom Holdings Inc. ............................. 90,000
700 ICU Medical Inc. † ..................................... 163,366
4,666 Idorsia Ltd. † ............................................ 113,051
1,600 Johnson & Johnson ................................. 258,400
1,400 Medmix AG † ............................................ 66,098
2,500 Patterson Cos. Inc. ................................... 75,350
6,000 Pfizer Inc. ................................................ 258,060
5,000 Roche Holding AG , ADR ........................... 227,350
30,000 Viatris Inc. ............................................... 406,500
2,303,865
Hotels and Gaming — 1 .2%
225,000 Mandarin Oriental International Ltd. † ........ 470,250
200,000 The Hongkong & Shanghai Hotels Ltd. † .... 187,292
800 Wynn Resorts Ltd. † .................................. 67,800
725,342
Machinery — 4 .4%
90,000 CNH Industrial NV, Borsa Italiana .............. 1,532,497
50,000 CNH Industrial NV, New York .................... 830,500
2,666 NKT A/S † ................................................. 115,776
17,000 Twin Disc Inc. † ......................................... 181,220
2,659,993
Publishing — 0 .7%
25,000 The E.W. Scripps Co. , Cl. A ....................... 451,500
Retail — 1 .0%
2,600 Nathan's Famous Inc. ............................... 159,042
4,000 Walgreens Boots Alliance Inc. ................... 188,200
2,800 Zalando SE † ............................................. 257,265
604,507
Specialty Chemicals — 1 .0%
700 Ashland Global Holdings Inc. .................... 62,384
3,000 International Flavors & Fragrances Inc. ..... 401,160
200 The Chemours Co. .................................... 5,812
4,000 Valvoline Inc. ........................................... 124,720
594,076
Telecommunications — 4 .5%
11,000 Deutsche Telekom AG ............................... 221,657
17,000 Deutsche Telekom AG , ADR ...................... 342,550

The Gabelli Global Rising Income and Dividend Fund
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Telecommunications (Continued)
75,000 Koninklijke KPN NV .................................. $ 235,869
1,600 Lumen Technologies Inc. .......................... 19,824
2,000 Orange Belgium SA .................................. 44,990
60,000 Pharol SGPS SA † ..................................... 6,366
1,000 Prosus NV ................................................ 79,915
3,000 Proximus SA ............................................ 59,563
125,000 Sistema PJSC FC , GDR ............................. 923,750
110,000 Telefonica Deutschland Holding AG ........... 313,195
1,500 Vantage Towers AG .................................. 50,944
120,000 VEON Ltd. , ADR † ..................................... 249,600
3,000 Verizon Communications Inc. ................... 162,030
2,710,253
Wireless Telecommunications — 3 .3%
14,000 Millicom International Cellular SA , SDR † ... 508,704
7,500 T-Mobile US Inc. † ..................................... 958,200
35,000 Vodafone Group plc , ADR ......................... 540,750
2,007,654
TOTAL COMMON STOCKS ........................ 59,401,808
WARRANTS — 0.0%
Diversified Industrial — 0.0%
8,000 Ampco-Pittsburgh Corp. , expire 08/01/25 † 6,916
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 2 .0%
$ 1,211,000 U.S. Treasury Bills,
0.040 % to 0.047% †† ,
10/21/21 to 12/09/21 ............................ 1,210,951
TOTAL INVESTMENTS — 100.0%
(Cost $ 40,284,317 ) ............................... $ 60,619,675
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
GDR Global Depositary Receipt
SDR Swedish Depositary Receipt
Geographic Diversification
% of
Market
Value
Market
Value
Europe .............................. 46 .3% $ 28,047,668
United States ........................ 35 .4 21,538,489
Japan ............................... 11 .7 7,078,072
Canada .............................. 2 .9 1,743,289
Asia/Pacific ......................... 2 .4 1,426,637
Latin America ....................... 1 .3 785,520
100.0% $ 60,619,675